MAJOR SUBCONTRACTORS (Details) (Cost of revenues [Member], Subcontractors [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of revenues [Member] | Subcontractors [Member]
Concentration Risk [Line Items]
Percentage	88.00%	81.00%	80.00%